Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	NEPT
Entity Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Entity Central Index Key	0001401395
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	79,987,292